Fair Value Measurements - Recurring fair value measurements (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Accrued compensation for phantom shares		$ 1,590	$ 884
Derivative instruments - Warrant liability - Notes 7 and 10	$ 18	18
Level 3 | Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Accrued compensation for phantom shares		1,590	884
Level 2 | Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instruments - Warrant liability - Notes 7 and 10		$ 18	$ 18